Provisions - Spanish Entities - Present value of obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses	€ 25
Spain
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses	(84)
Spain | Present value of defined benefit obligation | Post-employment plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	5,494	€ 5,427	€ 5,912
Incorporation of Group companies, net	0	0	(36)
Current service cost	10	12	18
Interest cost	39	72	99
Pre-retirement cost	0	1	1
Effect of curtailment/settlement	(372)	(29)	(4)
Benefits paid	(359)	(400)	(423)
Benefits paid due to settlements	(1,551)	0	0
Past service cost	2	3	3
Actuarial (gains)/losses	163	407	(145)
Demographic actuarial (gains)/losses	91	15	(21)
Financial actuarial (gains)/losses	72	392	(124)
Exchange differences and other items	(7)	1	2
Net defined benefit liability (asset) at end of period	3,419	5,494	5,427
Spain | Present value of defined benefit obligation | Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	1,335	1,204	1,660
Incorporation of Group companies, net	0	(1)	0
Current service cost	1	1	1
Interest cost	9	15	18
Pre-retirement cost	772	687	208
Effect of curtailment/settlement	(15)	(2)	0
Benefits paid	(392)	(599)	(617)
Benefits paid due to settlements	0	0	0
Past service cost	0	1	5
Actuarial (gains)/losses	(3)	7	6
Demographic actuarial (gains)/losses	(8)	(9)	(3)
Financial actuarial (gains)/losses	5	16	9
Exchange differences and other items	0	22	(77)
Net defined benefit liability (asset) at end of period	€ 1,707	€ 1,335	€ 1,204